Stock-based Compensation - RSU Activity (Details) - Restricted stock units - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of RSUs
Beginning balance (shares)	1,459,280
Granted during the year (shares)	3,365,332
Forfeited during the year (shares)	(731,703)
Vested during the year (in shares)	(862,994)
Ending balance (shares)	3,229,915
Weighted-Average Exercise Price
Beginning balance (in usd per share)	$ 4.38
Granted (in usd per share)	1.87
Forfeited (in usd per share)	3.51
Vested (in usd per share)	3.31
Ending balance (in usd per share)	$ 2.25
Intrinsic Value (in thousands)
Intrinsic value, outstanding	$ 5,652	$ 4,451